Stockholders' Deficit, Option Plans, and Employee Benefit Plan (FY)	12 Months Ended
Dec. 31, 2019
Stockholders' Deficit, Option Plans, and Employee Benefit Plan [Abstract]
Stockholders' Deficit, Option Plans, and Employee Benefit Plan
Note 8. Stockholders' Deficit and Employee Benefit Plan

Common Stock
The relative rights, preferences, and limitations of the Class A common stock and the Class B common stock are in all respects identical. The holders of the common stock have one vote for each share of common stock held.  Subject to the priority rights of the Public Preferred Stock, holders of Class A and Class B common stock are entitled to receive such dividends as may be declared.

Restricted Stock Grants
Since June 2008, we have issued restricted stock (Class A common) to our executive officers, directors and employees. In May 2017, we granted 5,005,000 shares of restricted stock to our executive officers and employees. Such stock is subject to a vesting schedule as follows:  25% of the restricted stock vests immediately on the date of grant, thereafter, an additional 25% will vest annually on the anniversary of the date of grant subject to continued employment or services. As of December 31, 2019, there were 1,198,750 shares of restricted stock that remained subject to vesting. In the event of death of the employee or a change in control, as defined by the Telos Corporation 2008 Omnibus Long-Term Incentive Plan, the 2013 Omnibus Long-Term Incentive Plan, or the 2016 Omnibus Long-Term Incentive Plan, all unvested shares shall automatically vest in full. In accordance with ASC 718, we recorded immaterial compensation expense for any of the issuances as the value of the common stock was nominal, based on the deduction of our outstanding debt, capital lease obligations, and preferred stock from an estimated enterprise value, which was estimated based on discounted cash flow analysis, comparable public company analysis, and comparable transaction analysis.  Additionally, we determined that a significant change in the valuation estimate for common stock would not have a significant effect on the consolidated financial statements.

A summary of restricted stock activities for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
	(number of shares)
Outstanding at beginning of year	4,920,000	4,975,000	--
Granted	--	--	5,005,000
Forfeited	(15,000)	(55,000)	(30,000)
Outstanding at end of year	4,905,000	4,920,000	4,975,000

Telos Shared Savings Plan

We sponsor a defined contribution employee savings plan (the “Plan”) under which substantially all full-time employees are eligible to participate. The Plan holds 3,658,536 shares of Telos Class A common stock. Since no public market exists for Telos Class A common stock, the Trustees of the Plan and their professional advisors undertake an annual evaluation, based upon the most recent audited financial statements. To date, the Plan’s trustees have priced the stock at the exact midpoint of the evaluated range of the value of the stock. We match one-half of employee contributions to the Plan up to a maximum of 2% of such employee’s eligible annual base salary. Participant contributions vest immediately, and Company contributions vest at the rate of 20% each year, with full vesting occurring after completion of five years of service. Our total contributions to this Plan for 2019, 2018, and 2017 were $861,000, $721,000, and $617,000, respectively.

Additionally, Telos ID sponsors a defined contribution savings plan (the “Telos ID Plan”) under which substantially all full-time employees are eligible to participate. Telos ID matches one-half of employee contributions to the Telos ID Plan up to a maximum of 2% of such employee’s eligible annual base salary. The total 2019, 2018, and 2017 Telos ID contributions to this plan were $151,000, $125,000, and $105,000, respectively.